Fair Value of Stock Option Granted Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rates	2.90%	2.20%	1.90%
Expected terms (in years)	5 years 6 months	5 years 4 months 24 days	5 years 2 months 12 days
Expected common share price volatilities	49.80%	47.40%	43.70%
Expected dividends	0.00%	0.00%	0.00%
Expected forfeitures	4.30%	5.90%	5.30%